Annual Total Returns - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - Fidelity Advisor Limited Term Bond Fund	Oct. 30, 2024
Fidelity Advisor Limited Term Bond Fund - Class A
Bar Chart Table:
Annual Return 2014	1.72%
Annual Return 2015	0.48%
Annual Return 2016	2.11%
Annual Return 2017	1.57%
Annual Return 2018	0.40%
Annual Return 2019	5.72%
Annual Return 2020	4.85%
Annual Return 2021	(1.54%)
Annual Return 2022	(6.17%)
Annual Return 2023	5.95%
Fidelity Advisor Limited Term Bond Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018